FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management:

1)    Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risks (including foreign exchange risk and interest risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s results of operations and financial position.

Risk management is performed by the Chief Financial Officer of the Company who identifies and evaluates financial risks in close cooperation with the Company’s Chief Executive Officer.

The Company’s finance department is responsible for carrying out financial risk management activities in accordance with policies approved by its BoD. The BoD provides general guidelines for overall financial risk management, as well as policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments, and investment of excess cash. In order to minimize market risk and credit risk, the Company invests the majority of its cash balances in low-risk investments, such as (i) highly-rated bank deposits with terms of up to one-year term with exit points and (ii) a managed portfolio of select corporate bonds comprised of a diversified mix of highly-rated bonds. No more than 10% of the total value of the Company’s corporate bonds portfolio is invested in a single bond issuer.

(a)   Market risks

(i) The Company could be exposed to foreign exchange risk as a result of its payments to employees and service providers and investment of some liquidity in currencies other than the U.S. dollar (i.e., the Functional Currency). The Company manages the foreign exchange risk by aligning the currencies for holding liquidity with the currencies of expected expenses, based on the expected cash flows of the Company. Had the Functional Currency of the Company been stronger by 5% against the NIS, assuming all other variables remained constant, the Company would have recognized a negligible reduction in expenses in all the years presented in these financial statements. The foreign exchange risks associated with these balances are immaterial.

(ii) The Company’s main interest rate risk during the periods in this Financial Statements arose from long-term borrowing with interest on the outstanding loan computed as the 3-month USD LIBOR rate (hereinafter – the “LIBOR”), subject to a 1.75% floor rate, plus 8.2% fixed rate, which was decreased to 6.7%, starting April 1, 2021.

On June 17, 2022, RedHill Inc. signed an amendment to the Credit Agreement, see also note 14(a). The Amendment sets an increase of 0.5% to the interest on the outstanding term loan for the quarters ending June 30, 2022, and September 30, 2022, at 3-month LIBOR rate (“LIBOR”), subject to a 1.75% floor rate, plus 7.2% fixed rate, which was decreased to 6.7% thereafter.

The Company regularly monitors the LIBOR, as well as the LIBOR forward curve. As of December 31, 2022, LIBOR was 4.8%, higher than the floor rate.

In July 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to stop compelling the group of major banks that sustain LIBOR to submit rate quotations after the end of 2021 (the “LIBOR Reform”). ICE Benchmark Administration Limited (IBA), the administrator of the LIBOR, intends to cease the publication of the LIBOR settings immediately following the LIBOR publication on June 30, 2023. The IBA noted that any publication of the LIBOR settings based on panel bank submissions beyond December 31, 2021, will need to comply with applicable regulations, including as to representativeness. Based on current information from panel banks, IBA anticipates there being a representative panel for the continuation of these USD LIBOR settings through to June 30, 2023. As to the extinguishment of the LIBOR linked loan to HCRM after the balance sheet date. See notes 14 and 27(a) below with regard to the agreement to extinguish the loan referred to in this paragraph.

(b)  Credit risk

Credit risk arises mainly from cash and cash equivalents, bank deposits, restricted cash, and trade receivables. The Company estimates that since the liquid instruments are mainly invested with highly rated institutions, the credit and interest risks associated with these balances are low.

Credit risk of trade receivables is the risk that customers may fail to pay their debts. The Company manages credit risk by setting credit limits, performing controls and monitoring qualitative and quantitative indicators of trade receivable balances such as the period of credit taken and overdue payments. Customer credit risk also arises as a result of the concentration of the Company’s revenues with its largest customers. See also note 24(b).

The Company’s vast majority of sales is to three U.S.-based large wholesale customers, which their historical loss rate is practically zero. Based on the above information, as well as analyzing if there is any relevant forward-looking information related to the Company’s customers, the Company did not record a loss allowance for trade receivables as of December 31, 2022, and December 31, 2021.

(c)   Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash or the availability of funding through an adequate amount of committed credit facilities. Management monitors rolling forecasts of the Company’s liquidity reserve (comprising of cash and cash equivalents and deposits). This is generally carried out based on the expected cash flow in accordance with practices and limits set by the management of the Company.

As of December 31, 2022, the Company has generated revenues from commercialization activities, however, no sufficient revenue was generated to compensate for operating expenses and therefore the Company is exposed to liquidity risk and has substantial doubt about its ability to continue as a going concern (as described in note 1).

The tables below break down the Company’s financial liabilities into relevant maturity groupings based on their contractual and estimated maturities. The amounts disclosed in the tables are the contractual and estimated undiscounted cash flows.

Contractual maturities of financial liabilities As of December 31, 2022	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Account payable	4,230			4,230	4,230
Lease liabilities	1,723	4,079	5,723	11,525	7,475
Accrued expenses and other current liabilities	17,949			17,949	17,949
Borrowing	115,216			115,216	115,216
Payable in respect of intangible assets purchase	11,650			11,650	11,157
Royalty obligation	—	197	1,449	1,646	750
Total	150,768	4,276	7,172	162,216	156,777
Contractual maturities of financial liabilities As of December 31, 2021	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	11,664			11,664	11,664
Lease liabilities	2,109	2,553	—	4,662	4,192
Accrued expenses and other current liabilities	20,896			20,896	20,896
Borrowing	9,159	107,213	9,000	125,372	83,620
Payable in respect of intangible assets purchase	17,600	5,000		22,600	20,480
Royalty obligation	—	1,011	1,351	2,362	750
Total	61,428	115,777	10,351	187,556	141,602

2)    Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, maintain optimal capital structure, and to reduce the cost of capital.

As discussed in note 14, the Credit Agreement contains a financial covenant requiring RedHill Inc. to maintain a minimum level of cash, as well as maintain minimum net sales of $75 million for the trailing four fiscal quarters periods ending June 30, 2022, and September 30, 2022, and $90 million each fiscal quarter thereafter. Following the amendment to the Credit Agreement that was signed On June 17, 2022, Redhill Inc. also required to maintain minimum net sales of $14 million for Movantik® each fiscal quarter starting the fiscal quarter ending June 30, 2022.

As a result of the event of default described in note 14(a) as of December 31, 2022, the Company classified the Borrowing as a current liability and adjusted its carrying amount to reflect all amounts owing or payable under the Credit Agreement as being immediately due. See also note 14 (a).

3)	Fair value estimation

The carrying amount of cash equivalents, restricted cash, bank deposits, receivables, account payables and accrued expenses approximate their fair value due to their short-term characteristics.

The fair value of the Borrowing as of December 31, 2022, is approximately $115 million. This fair value is based on the adjusted of carrying amount to reflect all amounts owing or payable under the Credit Agreement as being immediately due. The fair value of the Borrowing as of December 31, 2021, was $96 million. These fair values are based on discounted cash flow using current borrowing rate.

The fair value of the Payable in respect of intangible assets purchase balances as of December 31, 2022 is $11 million (as of December 31, 2021 $23 million). These fair values are based on discounted cash flows using a current discounting rate.

The fair value of the Royalty obligation balance is not materially different from its carrying amount.

The following table presents the change in derivative liabilities measured at level 3 for the year ended December 31, 2022:

	Derivative financial instruments
	Year Ended December 31,
	2022	2021

	U.S. dollars in thousands
Balance at beginning of the period	—	—
Initial recognition of financial liability	16,375	—
Initial recognition of unrecognized day 1 loss	(330)	—
Fair value adjustments recognized in profit or loss	(13,422)	—
Balance at end of the period	2,623	—

See also notes 17(b) and 17 (c)